Related Party Transactions	6 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 14 – RELATED PARTY TRANSACTIONS

1)	Nature of relationships with related parties:

Name	Relationship with the Company
Tao Ling	Principal shareholder, Chief Executive Officer and Chairman of the Company
Xiaohong Yin	Principal shareholder and director of the Company
Bozhen Gong	Immediate family member of Tao Ling
Yun Tan	Immediate family member of Tao Ling
Luzhou Nachuan Investment Limited	An entity which owns 5% equity interest of Luzhou Aozhi

2)	Related party transactions

For the six months ended March 31, 2023, the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

	Borrowing/	Payment/
	Collecting	Lending
Name of Related Parties	Amount	Amount
Tao Ling	$394,203	$143,347
Xiaohong Yin	1,799,173	236,694
Bozhen Gong	71,673	301,028
Total	$2,265,049	$681,069

For the six months ended March 31, 2023, a total of $5,387,616 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2023.

For the six months ended March 31, 2022 the Company’s related parties provided working capital to support the Company’s operations when needed. The borrowings were unsecured, due on demand, and interest free. The following table summarizes borrowing transactions with the Company’s related parties:

Name of related parties	Borrowing/ Collecting Amount	Payment/ Lending Amount
Xiaohong Yin	$2,355,010	$4,270,419
Bozhen Gong	314,001	314,001
Total	$2,669,011	$4,584,420

As of March 31, 2022, a total of $7,500,826 bank loans were guaranteed by, or pledged by the personal assets owned by, the Company’s major shareholder, Mr. Tao Ling and his immediate family members. No guarantee-fee was charged by Mr. Tao Ling and his immediate family members for the guarantees for the six months ended March 31, 2022.

3)	Related party balances

Net outstanding balances with related parties consisted of the following as of March 31,2022 and September 30, 2022:

Accounts	Name of Related Parties	March 31, 2023	September 30, 2022
		(Unaudited)
Due to related parties	Tao Ling	$254,820	$-
Due to related parties	Xiaohong Yin	1,587,162	-
Due to related parties	Bozhen Gong	72,806	295,213
Due to related parties	Yun Tan	189,295	182,751
Total due to related parties		$2,104,083	$477,964